Investments in Unconsolidated Entities (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
		Aug. 31, 2016	Jun. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 25, 2017	Aug. 15, 2016	Jun. 02, 2016	Jul. 03, 2014
Investment in Unconsolidated Entities (Textual)
Equity interest percentage				6.00%			49.00%
Investment loss					$ 56,421	$ (36,171)
Tianyuebowen [Member]
Investment in Unconsolidated Entities (Textual)
Equity method investments				130,000
Equity interest percentage									10.00%
Tianyuebowen [Member] | RMB [Member]
Investment in Unconsolidated Entities (Textual)
Equity method investments									$ 900,000
Investment amount paid			$ 900,000
Zhongtai International Education Technology [Member]
Investment in Unconsolidated Entities (Textual)
Equity method investments				1,500,000
Equity interest percentage								15.00%
Zhongtai International Education Technology [Member] | RMB [Member]
Investment in Unconsolidated Entities (Textual)
Equity method investments								$ 1,000,000
Investment amount paid		$ 1,000,000
Nanjing Weiyouxue Information Technology Co., Ltd. [Member]
Investment in Unconsolidated Entities (Textual)
Equity method investments				300,000
Equity interest percentage										49.00%
Impairment of investments	[1]			$ (76,337)
Nanjing Weiyouxue Information Technology Co., Ltd. [Member] | RMB [Member]
Investment in Unconsolidated Entities (Textual)
Equity method investments										$ 1,862,000

[1]	On July 3, 2014, Digital Information entered into an equity investment agreement to acquire 49% of the equity interest of Nanjing Wei You Xue Information Technology Co., Ltd. ("Wei You Xue"), with an aggregate consideration of RMB 1,862,000 (approximately $0.30 million as of March 31, 2019). The Company uses the equity method to account for the investment, because the Company has the ability to exercise significant influence but does not have control over the investee. Wei You Xue qualified as a related party thereafter. For the continual losses of Wei You Xue, the company believes the probability of recovering the investment in Wei You Xue is low. Therefor the balance of $ 76,337 investment in Wei You Xue is fully impaired in fiscal year 2019.